THE KP FUNDS

                            KP LARGE CAP EQUITY FUND
                                  (THE "FUND")

                     SUPPLEMENT DATED MARCH 29, 2017 TO THE
        SUMMARY PROSPECTUS DATED MAY 1, 2016 (THE "SUMMARY PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY
                                  PROSPECTUS.

Robert W. Sharps no longer serves as portfolio manager of the Fund, and Taymour Tamaddon has been appointed portfolio manager of the Fund as his replacement. Accordingly, effective immediately, the Prospectus is supplemented as follows:

     1.   All references to Robert W. Sharps are deleted.


     2. The following is added immediately following the heading "T. Rowe Price Associates, Inc." on page 11:

Taymour Tamaddon, CFA, Lead Portfolio Manager, has managed the portion of the Fund's assets allocated to T. Rowe Price since 2017.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 KPF-SK-020-0100